Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Employees [line items]
Number of employees	105,529	101,322
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	26.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	74.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	4.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,543
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	2,435
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	30.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,848
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	21,790
36-45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	34.00%
36-45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	8,051
36-45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	27,595
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	22.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	5,261
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	18,646
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	10.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	2,229
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	8,131